EPIPHANY FUNDS

Epiphany FFV Fund

Class A shares EPVAX

Class C shares EPVCX

Class N shares EPVNX

Supplement dated April 20, 2012

to the Prospectus dated March 1, 2012, as updated March 30, 2012

The following replaces the information in the section titled “Portfolio Manager” on page 5 of the Prospectus:

Portfolio Managers:

Samuel J. Saladino and Duane Roberts are the Fund’s portfolio managers.  Samuel J. Saladino III is the CEO and Portfolio Manager of Trinity Fiduciary Partners.  Duane Roberts is a minority member of Trinity Fiduciary Partners and serves as co-portfolio manager in this capacity.  Mr. Roberts is also Senior Vice President, Director of Equities and Equity Portfolio Manager for Dana Investment Advisors, Inc.  Mr. Saladino has acted as the Fund’s portfolio manager since June, 2008.  Mr. Roberts has served as a portfolio manager to the Fund since February, 2010.

The following is added to Duane Roberts’ biography in the section titled “Portfolio Managers” on page 27 of the Class A and C Prospectus and on page 28 of the Class N Prospectus :

Duane Roberts.  Mr. Roberts is a minority member of Trinity Fiduciary Partners, LLC and has served as co-portfolio manager of the Epiphany FFV Fund since 2010.

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The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

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You should read this Supplement in conjunction with the Prospectus for the Epiphany Funds dated March 1, 2012, as updated March 30, 2012 and the Statement of Additional Information dated March 12, 2012, as updated March 21, 2012 and March 30, 2012, each of which provide information that you should know about the Fund before investing.  Both the Prospectus and the Statement of Additional Information, as amended, have been filed with the Securities and Exchange Commission, are incorporated by reference.  A free copy of these documents can be obtained without charge by contacting the transfer agent, Gemini Fund Services, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, or by calling 1-800-320-2185.

Please retain this Supplement for future reference.